United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant telephone number, including area code: 515.225.5400

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1.

Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

September 30, 2006

(Unaudited)

	Shares Held		Value
COMMON STOCKS (77.90%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.39%)
Jones Apparel Group, Inc.	7,500		$243,300

BUSINESS SERVICES (4.77%)
Affiliated Computer Services, Inc.-Class A	11,400	<F1>	591,204
Compuware Corp.	16,050	<F1>	125,030
eBay, Inc.	5,535	<F1>	156,973
Electronic Data Systems Corp.	5,745		140,867
First Data Corp.	3,520		147,840
Microsoft Corp.	37,205		1,016,813
Oracle Corp.	12,300	<F1>	218,202
Symantec Corp.	28,002	<F1>	595,883

			2,992,812

CHEMICALS AND ALLIED PRODUCTS (11.03%)
Abbott Laboratories	8,000		388,480
Amgen, Inc.	3,700	<F1>	264,661
Bristol-Myers Squibb Co.	13,550		337,666
Colgate-Palmolive Co.	3,255		202,136
Dow Chemical Co.	5,330		207,763
E.I. du Pont de Nemours & Co.	12,555		537,856
GlaxoSmithKline PLC	5,500		292,765
Johnson & Johnson	16,020		1,040,339
KV Pharmaceutical Co.-Class A	12,700	<F1>	300,990
Merck & Co., Inc.	9,764		409,112
Mylan Laboratories, Inc.	10,205		205,427
Olin Corp.	6,400		98,304
Pfizer, Inc.	43,526		1,234,397
Schering-Plough Corp.	14,980		330,908
Sensient Technologies Corp.	2,290		44,815
SurModics, Inc.	3,637	<F1>	127,731
Teva Pharmaceutical Industries, Ltd.	17,691		603,086
Wyeth	5,835		296,651

			6,923,087

COMMUNICATIONS (2.46%)
Alltel Corp.	5,700		316,350
Comcast Corp. - Class A	12,510	<F1>	460,994
Sprint Nextel Corp.	25,603		439,091
Verizon Communications, Inc.	8,800		326,744

			1,543,179

DEPOSITORY INSTITUTIONS (7.31%)
AmSouth Bancorp.	11,630		337,735
Bank of America Corp.	12,204		653,768
Bank of New York Co., Inc.	19,271		679,495
BOK Financial Corp.	3,500		184,100
Citigroup, Inc.	23,183		1,151,500
National City Corp.	6,830		249,978
New York Community Bancorp., Inc.	23,156		379,295
U. S. Bancorp.	15,710		521,886
Wachovia Corp.	7,650		426,870

			4,584,627

ELECTRIC, GAS AND SANITARY SERVICES (3.09%)
Atmos Energy Corp.	11,267		321,673
CMS Energy Corp.	28,300	<F1>	408,652
Pepco Holdings, Inc.	16,200		391,554
Pinnacle West Capital Corp.	9,200		414,460
Xcel Energy, Inc.	19,405		400,713

			1,937,052

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.18%)
Adaptec, Inc.	43,100	<F1>	190,071
ADC Telecommunications, Inc.	18,205	<F1>	273,075
Cisco Systems, Inc.	30,600	<F1>	703,800
ECI Telecom, Ltd.	10,000	<F1>	82,500
Emerson Electric Co.	2,300		192,878
General Electric Co.	49,110		1,733,583
Helen of Troy, Ltd.	8,966	<F1>	157,443
Intel Corp.	17,500		359,975
JDS Uniphase Corp.	16,400	<F1>	35,916
Qualcomm, Inc.	4,200		152,670

			3,881,911

FABRICATED METAL PRODUCTS (0.51%)
Illionois Tool Works, Inc.	7,055		316,770

FOOD AND KINDRED PRODUCTS (3.00%)
Anheuser-Busch Cos., Inc.	8,530		405,260
Coca-Cola Co. (The)	12,570		561,628
Coca Cola Enterprises, Inc.	17,485		364,213
ConAgra Foods, Inc.	12,970		317,506
General Mills, Inc.	4,110		232,626

			1,881,233

FOOD STORES (0.72%)
Kroger Co.	19,526		451,832

GENERAL MERCHANDISE STORES (1.99%)
Target Corp.	13,790		761,898
Wal-Mart Stores, Inc.	9,835		485,062

			1,246,960

HEALTH SERVICES (1.07%)
Health Management Associates, Inc.	12,800		267,520
Lifepoint Hospitals, Inc.	11,463	<F1>	404,873

			672,393

INDUSTRIAL MACHINERY AND EQUIPMENT (4.29%)
3M Co.	8,960		666,803
Deere & Co.	3,990		334,801
EMC Corp.	53,600	<F1>	642,128
Hewlett-Packard Co.	6,000		220,140
Ingersoll-Rand Co., Ltd.-Class A	19,900		755,802
Solectron Corp.	22,500	<F1>	73,350

			2,693,024

INSTRUMENTS AND RELATED PRODUCTS (5.64%)
Agilent Technologies, Inc.	7,000	<F1>	228,830
Becton Dickinson & Co.	13,226		934,681
Biomet, Inc.	4,220		135,842
Boston Scientific Corp.	4,770	<F1>	70,548
Fisher Scientific International, Inc.	8,176	<F1>	639,690
Medtronic, Inc.	14,040		652,018
Perkinelmer, Inc.	11,900		225,267
Stryker Corp.	7,030		348,618
Zimmer Holdings, Inc.	4,480	<F1>	302,400

			3,537,894

INSURANCE CARRIERS (3.48%)
Allstate Corp.	4,910		308,004
American International Group, Inc.	9,740		645,372
MBIA, Inc.	4,690		288,154
Metlife, Inc.	7,595		430,485
Safeco Corp.	3,223		189,931
WellPoint, Inc.	4,222	<F1>	325,305

			2,187,251

METAL MINING (2.04%)
Barrick Gold Corp.	24,946		766,341
Newmont Mining Corp.	12,000		513,000

			1,279,341

MOTION PICTURES (1.39%)
News Corp.-Class A	17,040		334,836
Time Warner, Inc.	29,390		535,780

			870,616

NONDEPOSITORY INSTITUTIONS (0.52%)
Federal Home Loan Mortgage Corp.	4,900		325,017

OIL AND GAS EXTRACTION (3.09%)
Apache Corp.	5,200		328,640
BJ Services Co.	11,500		346,495
Noble Corp.	4,300		275,974
Occidental Petroleum Co.	9,500		457,045
Rowan Cos., Inc.	16,900		534,547

			1,942,701

PAPER AND ALLIED PRODUCTS (1.48%)
Abitibi Consolidated, Inc.	92,600		228,722
Kimberly-Clark Corp.	10,720		700,659

			929,381

PERSONAL SERVICES (0.25%)
Cintas Corp.	3,910		159,645

PETROLEUM AND COAL PRODUCTS (4.96%)
BP PLC	6,000		393,480
Chevron Corp.	14,100		914,526
ConocoPhillips	30,357		1,807,152

			3,115,158

PRIMARY METAL INDUSTRIES (0.87%)
Northwest Pipe Co.	18,215	<F1>	546,450

PRINTING AND PUBLISHING (1.08%)
Belo Corp.-Series A	14,835		234,541
R.R. Donnelley & Sons Co.	8,110		267,306
Tribune Co.	5,450		178,324

			680,171

RAILROAD TRANSPORTATION (0.30%)
Union Pacific Corp.	2,155		189,640

SECURITY AND COMMODITY BROKERS (0.25%)
Ameriprise Financial, Inc.	3,380		158,522

TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) (0.12%)
Ectel, Ltd.	197	<F1>	875
Windstream Corp.	5,893		77,729

			78,604

TOBACCO PRODUCTS (0.52%)
Altria Group, Inc.	4,260		326,103

TRANSPORTATION EQUIPMENT (2.54%)
Federal Signal Corp.	13,300		202,825
Honeywell International, Inc.	23,500		961,150
ITT Industries, Inc.	8,370		429,130

			1,593,105

TRUCKING AND WAREHOUSING (0.26%)
United Parcel Service, Inc.-Class B	2,275		163,664

WHOLESALE TRADE - NONDURABLE GOODS (1.69%)
Dean Foods Co.	7,701	<F1>	323,596
Safeway, Inc.	10,820		328,387
SYSCO Corp.	12,130		405,748

			1,057,731

MISCELLANEOUS EQUITIES (0.61%)
H & Q Life Sciences Investors	28,870		383,682

Total Common Stocks (Cost $44,378,450)			48,892,856

SHORT-TERM INVESTMENTS (21.45%)
MONEY MARKET MUTUAL FUND (0.42%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $262,968)	262,968		262,968

	Principal Amount
COMMERCIAL PAPER (7.21%)
DEPOSITORY INSTITUTIONS (1.59%)
Citigroup CP, 5.29%, due 10/5/2006	1,000,000	1,000,000

INSURANCE CARRIERS (1.87%)
Prudential Funding LLC, 5.26%, due 10/11/2006	950,000	950,000
Prudential Funding LLC, 5.25%, due 10/27/2006	225,000	225,000

		1,175,000
NONDEPOSITORY INSTITUTIONS (2.55%)
American General Finance Corp., 5.27%, due 10/18/2006	250,000	250,000
General Electric Capital Corp., 5.26%, due 10/27/2006	750,000	750,000
HSBC Finance Corp., 5.26%, due 10/11/2006	600,000	600,000

		1,600,000
PETROLEUM AND COAL PRODUCTS (1.20%)
Chevron Corp., 5.22%, due 10/2/2006	750,000	750,000

Total Commercial Paper (Cost $4,525,000)		4,525,000

UNITED STATES GOVERNMENT AGENCIES (13.82%)
Federal Home Loan Bank, due 10/12/2006	1,000,000	998,298
Federal Home Loan Bank, due 10/25/2006	1,300,000	1,295,368
Federal Home Loan Bank, due 11/3/2006	1,000,000	995,180
Federal Home Loan Bank, due 11/8/2006	1,200,000	1,193,419
Federal Home Loan Mortgage Corp., due 10/30/2006	1,200,000	1,194,849
Federal National Mortgage Assoc., due 10/2/2006	700,000	699,801
Federal National Mortgage Assoc., due 10/16/2006	1,300,000	1,297,040
Federal National Mortgage Assoc., due 10/18/2006	1,000,000	997,441

Total United States Government Agencies (Cost $8,671,396)		8,671,396

Total Short-Term Investments (Cost $13,459,364)		13,459,364

Total Investments (Cost $57,837,814) (99.35%)		62,352,220

OTHER ASSETS LESS LIABILITIES (0.65%)
Cash, receivables, prepaid expense and other assets, less liabilities		407,446

Total Net Assets (100.00%)		$62,759,666

<F1>	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$9,131,392
Unrealized Depreciation	(4,153,274)

Net Unrealized Appreciation (Depreciation)	4,978,119

Cost for federal income tax purposes	$57,374,101

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

September 30, 2006

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (0.54%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)	4,000		$203,125

	Principal Amount
CORPORATE BONDS (33.46%)
DEPOSITORY INSTITUTIONS (7.73%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000		962,100
Huntington National Bank, 5.50%, due 02/15/16	700,000		691,922
Provident Capital Trust I, 8.60%, due 12/01/26	500,000		524,595
Washington Mutual Bank, 5.65%, due 08/15/14	750,000		751,770

			2,930,387

ELECTRIC, GAS AND SANITARY SERVICES (6.53%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	700,000	<F1>	780,115
Oglethorpe Power Corp., 6.974%, due 06/30/11	866,000		888,715
PacifiCorp, 6.90%, due 11/15/11	750,000		807,323

			2,476,153

FOOD STORES (1.68%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000		639,000

FOOD AND KINDRED PRODUCTS (2.57%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000		973,200

FURNITURE AND FIXTURES (1.35%)
Steelcase Inc., 6.50%, due 08/15/11	500,000		510,870

HOLDING AND OTHER INVESTMENT OFFICES (1.72%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000		293,914
Washington REIT, 6.898%, due 02/25/18	350,000		357,004

			650,918

INSURANCE CARRIERS (2.31%)
SunAmerica, 8.125%, due 04/28/23	700,000		876,302

SECURITY AND COMMODITY BROKERS (5.52%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	900,000		874,251
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000		1,218,490

			2,092,741

TOBACCO PRODUCTS (2.07%)
UST, Inc., 7.25%, due 06/01/09	750,000		784,792

TRANSPORTATION - BY AIR (1.63%)
Continental Airlines, Inc., 6.545%, due 08/02/20	399,863		405,801
Federal Express, 7.50%, due 01/15/18	193,493		212,123

			617,924

TRANSPORTATION EQUIPMENT (0.35%)
Ford Motor Co., 9.215%, due 09/15/21	150,000		132,000

Total Corporate Bonds (Cost $12,459,447)			12,684,287

MORTGAGE-BACKED SECURITIES (33.35%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.17%)
Pool # 3023, 5.50%, due 08/01/35	1,761,614		1,739,516
Pool # 3051, 5.50%, due 10/01/25	1,000,000		981,010

			2,720,526

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.49%)
Pool # 50276, 9.50%, due 02/01/20	941		1,034
Pool # 256103, 5.50%, due 02/01/26	948,093		941,636

			942,670

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (23.69%)
Pool # 1512, 7.50%, due 12/01/23	20,482	21,194
Pool # 2631, 7.00%, due 08/01/28	25,462	26,211
Pool # 2658, 6.50%, due 10/01/28	47,585	48,846
Pool # 2701, 6.50%, due 01/01/29	57,163	58,675
Pool # 2796, 7.00%, due 08/01/29	47,248	48,649
Pool # 3039, 6.50%, due 02/01/31	19,245	19,731
Pool # 3040, 7.00%, due 02/01/31	31,406	32,330
Pool # 3188, 6.50%, due 02/01/32	111,366	114,133
Pool # 3239, 6.50%, due 05/01/32	102,907	105,464
Pool # 3261, 6.50%, due 07/01/32	203,758	208,821
Pool # 3320, 5.50%, due 12/01/32	799,165	792,394
Pool # 3333, 5.50%, due 01/01/33	659,658	654,047
Pool # 3375, 5.50%, due 04/01/33	100,059	99,207
Pool # 3390, 5.50%, due 05/01/33	445,468	441,679
Pool # 3403, 5.50%, due 06/01/33	749,606	743,230
Pool # 3458, 5.00%, due 10/01/33	631,587	612,263
Pool # 3499, 5.00%, due 01/01/34	979,597	948,562
Pool # 3556, 5.50%, due 05/01/34	1,023,852	1,014,985
Pool # 3623, 5.00%, due 10/01/34	1,612,549	1,561,462
Pool # 22630, 6.50%, due 08/01/28	26,618	27,323
Pool # 276337, 10.00%, due 08/01/19	5,831	6,493
Pool # 643816, 6.00%, due 07/01/25	1,374,375	1,394,504

		8,980,203

Total Mortgage-Backed Securities (Cost $12,770,905)		12,643,399

UNITED STATES GOVERNMENT AGENCIES (16.35%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	989,484
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	964,260
Federal National Mortgage Assoc., 6.00%, due 08/22/13	1,000,000	1,000,659
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	991,866
Federal National Mortgage Assoc., 6.00%, due 11/09/15	300,000	299,053
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000	977,923
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,000,000	976,962

Total United States Government Agencies (Cost $6,259,881)		6,200,207

SHORT-TERM INVESTMENTS (15.88%)
COMMERCIAL PAPER (3.76%)
DEPOSITORY INSTITUTIONS (3.23%)
American General Finance Corp., 5.26%, due 10/16/06	1,225,000	1,225,000

NONDEPOSITORY INSTITUTIONS (0.53%)
Prudential Funding LLC, 5.25%, due 10/11/06	200,000	200,000

Total Commercial Paper (Cost $1,425,000)		1,425,000
UNITED STATES GOVERNMENT AGENCIES (11.57%)
Federal Home Loan Bank, due 10/06/06	1,000,000	999,145
Federal Home Loan Bank, due 10/18/06	1,100,000	1,097,191
Federal Home Loan Motgage Corp., due 10/23/06	1,100,000	1,096,399
Federal National Mortgage Assoc., due 11/01/06	1,200,000	1,194,563

Total United States Government Agencies (Cost $4,387,298)		4,387,298

	Shares Held
MONEY MARKET MUTUAL FUND (0.55%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $210,622)	210,622	210,622

Total Short-Term Investments (Cost $6,022,920)		6,022,920

Total Investments (Cost $37,713,153) (99.58%)		37,753,938

OTHER ASSETS LESS LIABILITIES (0.42%)
Cash, receivables, prepaid expense and other assets, less liabilities		158,555

Total Net Assets (100.00%)		$37,912,493

<F1>	Each unit was purchased at 104.481 on 04/20/01. As of 09/30/06, the carrying value of each unit was 111.445, representing 780,115 or 2.06% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$388,172
Unrealized Depreciation	(347,387)

Net Unrealized Appreciation (Depreciation)	40,785

Cost for federal income tax purposes	$37,713,153

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

September 30, 2006

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (3.04%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80%	7,000		$355,469
Sovereign Capital Trust V, 7.84%	32,000		848,000

Total Preferred Stocks (Cost $1,150,000)			1,203,469

	Principal Amount
CORPORATE BONDS (65.52%)
APPAREL AND ACCESSORY STORES (3.35%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000		1,326,500

CHEMICALS AND ALLIED PRODUCTS (6.18%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000		1,683,000
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000		767,000

			2,450,000

DEPOSITORY INSTITUTIONS (1.32%)
Provident Capital Trust I, 8.60%, due 12/01/26	500,000		524,595

ELECTRIC, GAS AND SANITARY SERVICES (5.41%)
ESI Tractebel, 7.99%, due 12/30/11	274,000		283,982
Indianapolis Power & Light Co., 7.05%, due 02/01/24	750,000		771,968
Semco Energy, Inc., 7.125%, due 05/15/08	900,000		896,625
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	190,749		193,986

			2,146,560
FUNITURE AND FIXTURES (3.35%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000		1,328,262

HOLDING AND OTHER INVESTMENT OFFICES (20.06%)
Bradley Operating LP, 7.20%, due 01/15/08	450,000		458,591
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000		658,537
First Industrial LP, 7.60%, due 07/15/28	700,000		765,345
First Industrial LP, 7.75%, due 04/15/32	500,000		551,855
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000		1,368,302
HRPT Properties, 6.25%, due 08/15/16	1,075,000		1,109,959
iStar Financial, Inc., 7.00%, due 03/15/08	300,000		308,106
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000		1,161,222
Price Development Co., 7.29%, due 03/11/08	225,000		226,744
Spieker Properties LP, 7.35%, due 12/01/17	1,200,000		1,345,632

			7,954,293

INSURANCE CARRIERS (4.19%)
Markel Capital Trust, 8.71%, due 01/01/46	1,000,000		1,052,710
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		609,700

			1,662,410

MOTION PICTURES (2.31%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000		917,168

PAPER AND ALLIED PRODUCTS (7.39%)
Bowater, Inc., 9.375%, due 12/15/21	900,000		884,250
Cascades, Inc., 7.25%, due 02/15/13	1,000,000		985,000
Potlatch Corp., 13.00%, due 12/01/09	900,000		1,060,875

			2,930,125
TRANSPORTATION - BY AIR (3.07%)
Continental Airlines, Inc., 7.461%, due 10/01/16	1,221,062		1,217,521

WATER TRANSPORTATION (5.62%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000		1,185,250
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	<F1>	1,042,100

			2,227,350
WHOLESALE TRADE-NONDURABLE GOODS (3.27%)
Safeway, Inc., 7.45%, due 09/15/27	1,200,000		1,294,392

Total Corporate Bonds (Cost $25,642,610)			25,979,176

MORTGAGE-BACKED SECURITIES (8.15%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.77%)
Pool # 3023, 5.50%, due 08/01/35	1,321,210	1,304,637
Pool # 3051, 5.50%, due 10/01/25	1,000,000	981,010

		2,285,647
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.38%)
Pool # 256103, 5.50%, due 02/01/26	948,093	941,636

Total Mortgage-Backed Securities (Cost $3,241,570)		3,227,283

UNITED STATES GOVERNMENT AGENCIES (9.28%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	989,484
Federal National Mortgage Assoc., 6.00%, due 08/22/13	1,000,000	1,000,659
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	991,866
Federal National Mortgage Assoc., 6.00%, due 11/09/15	700,000	697,789

Total United States Government Agencies (Cost $3,700,000)		3,679,798

SHORT-TERM INVESTMENTS (13.24%)
COMMERCIAL PAPER (5.02%)
FOOD AND KINDERED PRODUCTS (2.51%)
Coca Cola Enterprises, due 10/31/06	1,000,000	995,486

DEPOSITORY INSTITUTIONS (2.51%)
Citigroup CP, 5.25%, due 10/16/06	1,000,000	1,000,000

Total Commercial Paper (Cost $1,995,486)		1,995,486

UNITED STATES GOVERNMENT AGENCIES (7.74%)
Federal Farm Credit Bank, due 10/26/06	975,000	971,390
Federal Home Loan Bank, due 10/11/06	1,000,000	998,429
Federal National Mortgage Assn., due 10/02/06	1,100,000	1,099,686

Total United States Government Agencies (Cost $3,069,505)		3,069,505

	Shares Held
MONEY MARKET MUTUAL FUND (0.48%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $189,872)	189,872	189,872

Total Short-Term Investments (Cost $5,254,863)		5,254,863

Total Investments (Cost $38,989,043) (99.23%)		39,344,589

OTHER ASSETS LESS LIABILITIES (0.77%)
Cash, receivables, prepaid expense and other assets, less liabilities		304,401

Total Net Assets (100.00%)		$39,648,990

<F1>	Each unit was purchased at 80.500 on 8/26/99. As of 9/30/06, the carrying value of each unit was 104.210, representing 1,042,100 or 2.63% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$873,923
Unrealized Depreciation	(518,377)

Net Unrealized Appreciation (Depreciation)	355,546

Cost for federal income tax purposes	$38,989,043

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

September 30, 2006

(Unaudited)

	Shares Held		Value
COMMON STOCKS (54.90%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.34%)
Jones Apparel Group, Inc.	9,600		$311,424

BUSINESS SERVICES (0.75%)
Affiliated Computer Services, Inc.-Class A	3,800	<F1>	197,068
Electronic Data Systems Corp.	7,500		183,900
Microsoft Corp.	10,800		295,164

			676,13

CHEMICALS AND ALLIED PRODUCTS (9.36%)
Abbott Laboratories	19,800		961,488
Bristol-Myers Squibb Co.	18,705		466,129
Colgate-Palmolive Co.	4,230		262,683
Dow Chemical Co.	13,965		544,355
E.I. du Pont de Nemours & Co.	16,475		705,789
GlaxoSmithKline PLC	4,700		250,181
Johnson & Johnson	22,622		1,469,073
KV Pharmaceutical Co.-Class A	12,600	<F1>	298,620
Merck & Co., Inc.	15,158		635,120
Mylan Laboratories, Inc.	11,890		239,346
Olin Corp.	17,100		262,656
Pfizer, Inc.	57,854		1,640,739
Schering-Plough Corp.	15,700		346,813
Sensient Technologies Corp.	3,175		62,135
Teva Pharmaceutical Industries, Ltd.	9,399		320,412

			8,465,539

COMMUNICATIONS (1.27%)
Comcast Corp.-Class A	9,060	<F1>	333,861
Sprint Nextel Corp.	21,801		373,887
Verizon Communications, Inc.	11,800		438,134

			1,145,882

DEPOSITORY INSTITUTIONS (5.76%)
AmSouth Bancorp.	17,525		508,926
Bank of America Corp.	14,072		753,837
Bank of New York Co., Inc.	11,229		395,935
BOK Financial Corp.	4,600		241,960
Citigroup, Inc.	19,822		984,559
National City Corp.	8,695		318,237
New York Community Bancorp., Inc.	44,834		734,381
U. S. Bancorp.	24,470		812,893
Wachovia Corp.	8,328		464,702

			5,215,430

ELECTRIC, GAS AND SANITARY SERVICES (5.12%)
Atmos Energy Corp.	38,252		1,092,095
Pepco Holdings, Inc.	40,600		981,302
Pinnacle West Capital Corp.	24,200		1,090,210
Tortoise Energy Capital Corp.	39,980		959,520
Xcel Energy, Inc.	24,690		509,849

			4,632,976

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.88%)
Cisco Systems, Inc.	20,100	<F1>	462,300
Emerson Electric Co.	800		67,088
General Electric Co.	71,480		2,523,244
Helen of Troy, Ltd.	12,334		216,585
Intel Corp.	11,900		244,783

			3,514,000

FABRICATED METAL PRODUCTS (0.50%)
Illinois Tool Works, Inc.	10,155		455,960

FOOD AND KINDRED PRODUCTS (1.65%)
Anheuser-Busch Cos., Inc.	11,995		569,882
Coca-Cola Co. (The)	10,380		463,778
ConAgra Foods, Inc.	18,839		461,179

			1,494,839
FOOD STORES (0.64%)
Kroger Co.	25,186		582,804

GENERAL MERCHANDISE STORES (1.02%)
Target Corp.	4,760		262,990
Wal-Mart Stores, Inc.	13,390		660,395

			923,385

HEALTH SERVICES (0.73%)
Health Management Associates, Inc.	17,400		363,660
Lifepoint Hospitals, Inc.	8,429	<F1>	297,712

			661,372

INDUSTRIAL MACHINERY AND EQUIPMENT (2.08%)
3M Co.	11,405		848,760
Hewlett-Packard Co.	6,900		253,161
Ingersoll-Rand Co., Ltd.-Class A	20,444		776,463

			1,878,384

INSTRUMENTS AND RELATED PRODUCTS (2.63%)
Becton Dickinson & Co.	13,835		977,719
Biomet, Inc.	5,840		187,990
Fisher Scientific International, Inc.	3,920	<F1>	306,701
Stryker Corp.	9,790		485,486
Zimmer Holdings, Inc.	6,200	<F1>	418,500

			2,376,396

INSURANCE CARRIERS (2.32%)
Allstate Corp.	7,140		447,892
American International Group, Inc.	6,170		408,824
MetLife, Inc.	9,755		552,913
Safeco Corp.	4,693		276,558
Wellpoint, Inc.	5,328	<F1>	410,522

			2,096,709

METAL MINING (2.80%)
Barrick Gold Corp.	57,916		1,779,180
Newmont Mining Corp.	17,500		748,125

			2,527,305

OIL AND GAS EXTRACTION (2.24%)
Apache Corp.	6,700		423,440
Occidental Petroleum Co.	22,250		1,070,448
Rowan Cos., Inc.	16,700		528,221

			2,022,109

PAPER AND ALLIED PRODUCTS (1.45%)
Abitibi Consolidated, Inc.	133,500		329,745
Kimberly-Clark Corp.	15,015		981,380

			1,311,125

PETROLEUM AND COAL PRODUCTS (3.07%)
BP PLC	8,100		531,198
ConocoPhillips	37,770		2,248,448

			2,779,646

PERSONAL SERVICES (0.26%)
Cintas Corp.	5,650		230,690

PIPELINES, EXCEPT NATURAL GAS (1.12%)
Kinder Morgan Management, LLC	24,045	<F1>	1,015,180

PRINTING AND PUBLISHING (0.97%)
Belo Corp.-Series A	17,370		274,620
R.R. Donnelley & Sons Co.	10,925		360,088
Tribune Co.	7,375		241,310

			876,018

RAILROAD TRANSPORTATION (0.26%)
Union Pacific Corp.	2,710		238,480

TOBACCO PRODUCTS (0.34%)
Altria Group, Inc.	4,045		309,645

TRANSPORTATION EQUIPMENT (2.43%)
Federal Signal Corp.	36,400		555,100
Honeywell International, Inc.	27,400		1,120,660
ITT Industries, Inc.	10,190		522,441

			2,198,201

TRUCKING AND WAREHOUSING (0.26%)
United Parcel Service, Inc.-Class B	3,320		238,841

WHOLESALE TRADE - NONDURABLE GOODS (1.65%)
Dean Foods Co.	10,579	<F1>	444,530
Safeway, Inc.	15,825		480,289
SYSCO Corp.	17,085		571,493

			1,496,312

Total Common Stocks (Cost $41,885,530)			49,674,784

	Principal Amount
MORTGAGE-BACKED SECURITIES (2.74%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$70,873	72,973
Pool # 3040, 7.00%, due 02/01/31	39,258	40,413
Pool # 3188, 6.50%, due 02/01/32	111,366	114,133
Pool # 3239, 6.50%, due 05/01/32	172,346	176,628
Pool # 3333, 5.50%, due 01/01/33	288,601	286,146
Pool # 3403, 5.50%, due 06/01/33	236,302	234,292
Pool # 3442, 5.00%, due 09/01/33	950,394	921,316
Pool # 3459, 5.50%, due 10/01/33	638,899	633,465

Total Mortgage-Backed Securities (Cost $2,496,218)		2,479,366

UNITED STATES GOVERNMENT AGENCIES (25.85%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	975,000	971,921
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	690,140
Government National Mortgage Assoc., 5.50%, due 05/01/24	2,000,000	1,979,508
Government National Mortgage Assoc., 5.00%, due 05/01/29	1,000,000	956,537
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	589,516
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,525,560
Government National Mortgage Assoc., 5.00%, due 04/01/31	1,500,000	1,474,563
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,273,168
Government National Mortgage Assoc., 5.50%, due 02/01/32	1,300,000	1,285,558
Government National Mortgage Assoc., 5.00%, due 07/01/32	500,000	476,875
Government National Mortgage Assoc., 5.50%, due 07/01/32	2,250,000	2,198,164
Government National Mortgage Assoc., 5.50%, due 11/01/32	2,000,000	1,977,032
Government National Mortgage Assoc., 5.50%, due 02/01/33	2,500,000	2,449,902
Government National Mortgage Assoc., 5.00%, due 05/01/33	780,000	744,966
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,649,470
Government National Mortgage Assoc., 3.47%, due 04/01/34	447,277	430,606
Government National Mortgage Assoc., 4.00%, due 10/01/34	805,699	781,226
Government National Mortgage Assoc., 5.50%, due 12/01/34	2,000,000	1,934,572

Total United States Government Agencies (Cost $23,344,944)		23,389,284

SHORT-TERM INVESTMENTS (16.05%)
COMMERCIAL PAPER (4.61%)
DEPOSITORY INSTITUTIONS (1.10%)
Citigroup CP, 5.29%, due 11/03/06	1,000,000	1,000,000

FOOD AND KINDRED PRODUCTS (0.52%)
Coca Cola Enterprises, due 10/16/06	475,000	473,894

INSURANCE CARRIERS (1.44%)
Prudential Funding LLC, 5.27%, due 11/10/06	1,300,000	1,300,000

NONDEPOSITORY INSTITUTIONS (1.55%)
American General Finance Corp., 5.28%, due 10/11/06	1,000,000	1,000,000
General Electric Capital Corp., 5.25%, due 10/04/06	400,000	400,000

		1,400,000

Total Commercial Paper (Cost $4,173,894)		4,173,894
UNITED STATES GOVERNMENT AGENCIES (11.23%)
Federal Home Loan Bank, due 10/04/06	750,000	749,569
Federal Home Loan Bank, due 10/13/06	250,000	249,535
Federal Home Loan Bank, due 10/18/06	1,000,000	997,424
Federal Home Loan Bank, due 11/08/06	900,000	894,985
Federal Home Loan Bank, due 11/22/06	1,300,000	1,290,429
Federal National Mortgage Assoc., due 10/02/06	1,000,000	999,715
Federal National Mortgage Assoc., due 10/16/06	900,000	897,947
Federal National Mortgage Assoc., due 10/23/06	1,000,000	996,715
Federal National Mortgage Assoc., due 10/26/06	1,100,000	1,095,920
Federal National Mortgage Assoc., due 10/31/06	1,000,000	995,576
Federal National Mortgage Assoc., due 11/15/06	1,000,000	993,506

Total United States Government Agencies (Cost $10,161,321)		10,161,321

	Shares Held
MONEY MARKET MUTUAL FUND (0.21%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $185,992)	185,992	185,992

Total Short-Term Investments (Cost $14,521,207)		14,521,207

Total Investments (Cost $82,247,899) (99.54%)		90,064,641

OTHER ASSETS LESS LIABILITIES (0.46%)
Cash, receivables, prepaid expense and other assets, less liabilities		418,11

Total Net Assets (100.00%)		$90,482,756

<F1>	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$10,758,686
Unrealized Depreciation	(2,470,259)

Net Unrealized Appreciation (Depreciation)	8,288,427

Cost for federal income tax purposes	$81,776,214

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2006

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (98.72%)
COMMERCIAL PAPER (21.42%)
FOOD AND KINDRED PRODUCTS (3.06%)
Coca Cola Enterprises, due 11/02/2006	5.267%	$250000	$248,799

INSURANCE CARRIERS (3.08%)
Prudential Funding, LLC, 5.30%, due 11/10/06	5.298	250,000	250,000

NONDEPOSITORY INSTITUTIONS (12.20%)
American Express Credit Corp., 5.31%, due 12/15/06	5.308	250,000	250,000
American General Finance Corp., 5.38%, due 10/06/06	5.380	250,000	250,000
General Electric Capital Corp., 5.31%, due 12/12/06	5.310	240,000	240,000
HSBC Finance Corp., 5.26%, due 12/22/06	5.256	250,000	250,000

			990,000

PETROLEUM AND COAL PRODUCTS (3.08%)
Chevron Corp., 5.27%, due 11/27/06	5.268	250,000	250,000

Total Commercial Paper (Cost $1,738,799)			1,738,799

UNITED STATES GOVERNMENT AGENCIES (77.30%)
Federal Farm Credit Bank, due 10/11/06	5.151	300,000	299,535
Federal Farm Credit Bank, due 10/19/06	5.212	300,000	299,188
Federal Farm Credit Bank, due 10/25/06	5.217	300,000	298,932
Federal Home Loan Bank, due 10/13/06	5.186	350,000	349,355
Federal Home Loan Bank, due 10/20/06	5.353	250,000	249,269
Federal Home Loan Bank, due 11/01/06	5.297	250,000	248,844
Federal Home Loan Bank, due 11/08/06	5.238	250,000	248,608
Federal Home Loan Bank, due 11/22/06	5.232	200,000	198,492
Federal Home Loan Bank, due 12/20/06	5.169	250,000	247,165
Federal Home Loan Bank, due 12/27/06	5.175	300,000	296,303
Federal Home Loan Mortgage Corp., due 10/03/06	5.196	250,000	249,893
Federal Home Loan Mortgage Corp., due 10/05/06	5.221	350,000	349,750
Federal Home Loan Mortgage Corp., due 10/10/06	5.196	250,000	249,645
Federal Home Loan Mortgage Corp., due 10/24/06	5.361	250,000	249,122
Federal Home Loan Mortgage Corp., due 10/31/06	5.351	200,000	199,095
Federal Home Loan Mortgage Corp., due 11/14/06	5.237	225,000	223,557
Federal Home Loan Mortgage Corp., due 11/21/06	5.228	250,000	248,152
Federal National Mortgage Assoc., due 10/02/06	5.336	250,000	249,927
Federal National Mortgage Assoc., due 10/04/06	5.221	350,000	349,800
Federal National Mortgage Assoc., due 10/18/06	5.404	250,000	249,335
Federal National Mortgage Assoc., due 10/23/06	5.233	220,000	219,277
Federal National Mortgage Assoc., due 10/27/06	5.282	225,000	224,124
Federal National Mortgage Assoc., due 11/29/06	5.290	300,000	297,414
Federal National Mortgage Assoc., due 12/01/06	5.241	179,000	177,420

Total United States Government Agencies (Cost $6,272,202)			6,272,202

Total Short-Term Investments (Cost $8,011,001)			8,011,001

OTHER ASSETS LESS LIABILITIES (1.28%)
Cash, receivables, prepaid expense and other assets, less liabilities			103,484

Total Net Assets (100.00%)			$8,114,485

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

September 30, 2006

(Unaudited)

	Shares Held		Value
COMMON STOCKS (98.19%)
BUSINESS SERVICES (4.17%)
Microsoft Corp.	93,758		$2,562,406
Oracle Corp.	58,314	<F1>	1,034,490

			3,596,896

CHEMICALS AND ALLIED PRODUCTS (15.56%)
Abbott Laboratories	25,260		1,226,626
Amgen, Inc.	18,200	<F1>	1,301,846
Bristol-Myers Squibb Co.	36,063		898,690
Dow Chemical Co.	10,720		417,866
E.I. du Pont de Nemours & Co.	16,081		688,910
Eli Lilly & Co.	18,022		1,027,254
Johnson & Johnson	43,580		2,830,085
Merck & Co., Inc.	28,928		1,212,083
Pfizer, Inc.	45,282		1,284,198
Proctor & Gamble Co.	41,042		2,543,783

			13,431,341

COMMUNICATIONS (4.44%)
AT&T, Inc.	35,565		1,157,996
Comcast Corp.-Class A	22,486	<F1>	828,609
Verizon Communications	37,307		1,385,209
Viacom, Inc.-Class B	12,334	<F1>	458,578

			3,830,392

DEPOSITORY INSTITUTIONS (11.65%)
Bank of America Corp.	46,596		2,496,148
Citigroup, Inc.	49,326		2,450,022
J. P. Morgan Chase & Co.	47,270		2,219,799
Wachovia Corp.	25,980		1,449,684
Wells Fargo Co.	39,800		1,439,964

			10,055,617

EATING AND DRINKING PLACES (2.35%)
McDonald’s Corp.	51,752		2,024,538

ELECTRIC, GAS AND SANITARY SERVICES (3.62%)
Dominion Resources, Inc.	11,600		887,284
Exelon Corp.	24,600		1,489,284
Southern Co.	21,650		746,059

			3,122,627

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.19%)
Cisco Systems, Inc.	62,268	<F1>	1,432,164
General Electric Co.	73,576		2,597,233
Intel Corp.	58,206		1,197,297
Motorola, Inc.	37,949		948,725
Texas Instruments, Inc.	27,001		897,783

			7,073,202

FOOD AND KINDRED PRODUCTS (3.17%)
Anheuser Busch Cos., Inc.	11,432		543,134
Coca-Cola Co. (The)	26,389		1,179,061
PepsiCo, Inc.	15,518		1,012,705

			2,734,900

FORESTRY (0.46%)
Weyerhaeuser Co.	6,400		393,792

GENERAL MERCHANDISE STORES (2.44%)
Wal-Mart Stores, Inc.	42,623		2,102,166

INDUSTRIAL MACHINERY AND EQUIPMENT (8.73%)
3M Co.	17,808		1,325,271
Applied Materials, Inc.	24,000		425,520
Caterpillar, Inc.	28,614		1,882,801
Dell, Inc.	31,210	<F1>	712,836
EMC Corp.	38,068	<F1>	456,055
Hewlett-Packard Co.	41,279		1,514,526
International Business Machines Corp.	14,821		1,214,433

			7,531,442

INSURANCE CARRIERS (2.91%)
American International Group, Inc.	37,964		2,515,495

LUMBER AND WOOD PRODUCTS (1.09%)
Home Depot, Inc.	25,913		939,865

MOTION PICTURES (2.39%)
Disney (Walt) Co.	36,832		1,138,477
Time Warner, Inc.	50,502		920,651

			2,059,128

NONDEPOSITORY INSTITUTIONS (4.36%)
American Express Co.	52,797		2,960,856
Federal National Mortgage Assoc.	14,400		805,104

			3,765,960

PETROLEUM AND COAL PRODUCTS (8.38%)
Chevron Corp.	39,400	2,555,484
Exxon Mobil Corp.	69,771	4,681,634

		7,237,118

PRIMARY METAL INDUSTRIES (1.00%)
Alcoa, Inc.	30,898	866,380

PRINTING AND PUBLISHING (0.40%)
CBS Corp.-Class B	12,334	347,449

SECURITY AND COMMODITY BROKERS (0.57%)
Ameriprise Financial, Inc.	10,559	495,217

TOBACCO PRODUCTS (3.46%)
Altria Group, Inc.	38,965	2,982,771

TRANSPORTATION EQUIPMENT (8.85%)
Boeing Co. (The)	32,082	2,529,666
General Motors Corp.	16,700	555,442
Honeywell International, Inc.	38,024	1,555,182
United Technologies Corp.	47,402	3,002,917

		7,643,207

Total Common Stocks (Cost $62,442,887)		84,749,503

	Principal Amount
SHORT-TERM INVESTMENTS (1.73%)
COMMERCIAL PAPER (0.40%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 5.27%, due 10/17/06	$200,000	200,000
HSBC Finance Corp., 5.25%, due 10/13/06	150,000	150,000

Total Commercial Paper (Cost $350,000)		350,000

UNITED STATES GOVERNMENT AGENCIES (1.13%)
Federal Home Loan Bank, due 10/20/06	150,000	149,571
Federal Home Loan Bank, due 10/24/06	200,000	199,329
Federal Home Loan Bank, due 10/27/06	200,000	199,233
Federal National Mortgage Assoc., due 10/04/06	200,000	199,885
Federal National Mortgage Assoc., due 10/10/06	225,000	224,679

Total United States Government Agencies (Cost $972,697)		972,697

	Shares Held
MONEY MARKET MUTUAL FUND (0.20%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $168,976)	168,976	168,976

Total Short-Term Investments (Cost $1,491,673)		1,491,673

Total Investments (Cost $63,934,560) (99.92%)		86,241,176

OTHER ASSETS LESS LIABILITIES (0.08%)
Cash, receivables, prepaid expense and other assets, less liabilities		73,582

Total Net Assets (100.00%)		$86,314,758

<F1>	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$29,513,160
Unrealized Depreciation	(7,206,544)

Net Unrealized Appreciation (Depreciation)	22,306,616

Cost for federal income tax purposes	$63,934,560

Item 2. Controls and Procedures

(a)	The registrants principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a 3(c) under the Investment Company Act of 1940, as amended (the 1940 Act) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a 3(b) under the 1940 Act and Rules 13a 15(b) or 15d 15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a 2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 11/16/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 11/16/06

By:	/s/ James W. Noyce
James W. Noyce
Chief Financial Officer

Date: 11/16/06